Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

4. Income taxes

The Company qualifies for exemption from income tax in Guernsey under the Income Tax (Exempt Bodies) (Guernsey) Ordinance, 1989, as amended. This exemption has to be applied for annually and has been applied for, and granted, with respect to the year ended December 31, 2023.

The Company’s operating subsidiaries in Australia, Ireland, Singapore, the United Kingdom and the United States are subject to taxation in such jurisdictions as determined in accordance with relevant tax legislation. In certain cases, an operating subsidiary of the Company may elect a transaction structure that could be subject to income tax in a country related to the transaction creating the capital provision asset.

The effective tax rates were 3%, 11% and 349% for the years ended December 31, 2023, 2022 and 2021, respectively. The variability in the effective tax rate from period to period reflects the differing realization of income and losses, and the differing tax rates at which such income and losses are taxed, in Guernsey and other jurisdictions. During the year ended December 31, 2023, a substantial portion of income was recognized in low tax jurisdictions. Another significant factor in the determination of the effective tax rate is the change in the valuation allowance for the deferred tax asset arising from currently nondeductible interest expense.

The table below sets forth the domestic and foreign income/(loss) before income taxes for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Domestic	11,695	10,735	(1,398)
Foreign	726,588	98,282	4,187
Income/(loss) before income taxes	738,283	109,017	2,789

The table below sets forth the components of the tax charge based on the domestic statutory tax rate to the provision for/(benefit from) income taxes for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Statutory rate	-	-	-
Foreign rate differential	4,800	10,916	3,406
Compensation	23,848	5,245	5,554
Valuation allowance	446	(3,918)	14,874
Withholding tax	1,928	1,082	49
Non-deductible taxes	-	(802)	-
Prior period adjustments	(468)	129	1,763
Impairment	-	-	(39)
Non-taxable income	(1,984)	-	(15,541)
Other, net	(8,486)	(1,094)	(339)
Provision for/(benefit from) income taxes	20,084	11,558	9,727

The table below sets forth an analysis for the foreign tax differential for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
US subsidiaries at statutory tax rate	1,884	12,428	(10,961)
Singapore subsidiaries at statutory tax rate	(570)	(586)	140
Irish subsidiaries at statutory tax rate	6	(11)	584
UK subsidiaries at statutory tax rate	3,487	(942)	13,632
Other	(7)	27	11
Total	4,800	10,916	3,406

The table below sets forth the current and deferred components of the provision for/(benefit from) income taxes for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Current:
Domestic (Guernsey)	-	-	-
Foreign - US federal and state	12,417	3,844	(984)
Foreign - other and withholding	1,804	(1,642)	(902)
Total current provision for/(benefit from) income taxes	14,221	2,202	(1,886)

Deferred:
Domestic (Guernsey)	-	-	-
Foreign - US federal and state	8,982	6,728	9,989
Foreign - other	(3,119)	2,628	1,624
Total deferred provision for/(benefit from) income taxes	5,863	9,356	11,613

Total provision for/(benefit from) income taxes	20,084	11,558	9,727

The table below sets forth the tax effect of temporary differences and carryforwards that comprise significant portions of gross deferred tax assets and liabilities at the dates indicated.

	December 31,
($ in thousands)	2023	2022
Deferred tax assets:
Compensation and benefit accruals	22,443	10,087
Net operating loss carryforwards	3,692	219
Non-deductible and excess interest	32,260	28,114
Unrealized loss	-	-
Acquisition costs	411	463
Capital lease	153	153
Other	1,236	928
Total deferred tax assets(1)	60,195	39,964

Deferred tax liabilities:
Compensation and benefit accruals	-	-
Depreciation and amortization	(772)	(257)
Goodwill	(12,873)	(10,413)
Unrealized gain	(77,310)	(57,319)
Total deferred tax liabilities(1)	(90,955)	(67,989)

Net deferred tax position	(30,760)	(28,025)
Valuation allowance	(19,252)	(16,864)
Net deferred tax liabilities	(50,012)	(44,889)
1.	Total deferred tax assets and liabilities in this table are shown on a gross basis. Deferred tax assets and liabilities as shown in the consolidated statements of financial position are offset within each tax jurisdiction, to the extent that they relate to the same taxable entity.

The table below sets forth the net operating loss carryforwards at the dates indicated. US net operating loss carryforwards reported in the Group’s consolidated financial statements reflect the US federal statutory rate and an estimated blended state rate, and the effective state rate in a particular year may differ from the blended state rate.

	December 31,
($ in thousands)	2023	2022
US federal(1)	-	-
US state(2)	9,427	22,624
Foreign(1)	3,692	17,018
1.	US federal and foreign net operating losses have indefinite carryforward periods.
2.	US state operating losses will expire on various dates from 2038 through 2042.

The valuation allowance primarily relates to interest expense, foreign net operating loss carryforwards and other deferred tax assets. The Company has performed an assessment of positive and negative evidence, including the nature, frequency and severity of cumulative financial reporting losses in recent years, the future reversal of existing temporary differences, predictability of future taxable income exclusive of reversing temporary differences of the character necessary to realize the tax assets, relevant carryforward periods, taxable income in carryback periods if carryback is permitted under applicable tax laws and prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets that would otherwise expire. Although realization is not assured, based on the Company’s assessment, the Company has concluded that it is more likely than not that the remaining gross deferred tax assets will be realized and, as such, no additional valuation allowance has been provided.